Offsets	Sep. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Chesapeake Utilities Corp
Form or Filing Type	S-3
File Number	333-274284
Initial Filing Date	Nov. 22, 2024
Fee Offset Claimed	$ 7,007.45
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.4867 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 45,770,424.84
Termination / Withdrawal Statement	The Registrant previously filed a Registration Statement on Form S-3 (File No. 333-274284) on August 31, 2023, as amended (the "Prior Registration Statement"). In connection with the Prior Registration Statement, pursuant to a prospectus supplement filed on November 11, 2024, securities were registered for a maximum aggregate offering price of $100,000,000. Pursuant to Rule 457(p) of the Securities Act, the Registrant is offsetting $7,007.45 of the filing fee due under this Current Registration Statement with filing fees previously paid in connection with securities registered on the Prior Registration Statement that were not sold prior to the termination of the offering thereunder. As of the termination of the offering under the Prior Registration Statement, $45,770,425.84 of registered securities remained unsold.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Chesapeake Utilities Corp
Form or Filing Type	S-3
File Number	333-274284
Filing Date	Nov. 22, 2024
Fee Paid with Fee Offset Source	$ 15,310.00